Reverse Recapitalization (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Reverse Recapitalization [Abstract]
Summary of issued and oustanding after merger
The number of shares of Aurora Class A and Class B common stock issued and outstanding following the consummation of the merger was as follows:

Shares
RTPY public shares	97,750,095
Less: redemptions of RTPY public shares	(75,459,006)

RTPY public shares, net of redemptions	22,291,089
RTPY Sponsor shares	7,003,086
PIPE shares	100,000,000

Total shares of RTPY common stock outstanding prior to the merger	129,294,175
Legacy Aurora shares	994,683,255

Total shares of Aurora common stock outstanding subsequent to the merger	1,123,977,430